Future Minimum Lease Commitments (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Operating Leases Future Minimum Payments Due For Remainder Of Current Fiscal Year	$ 28,271
Future minimum lease commitments due current	106,631	99,345
Future minimum payments due in two years	94,988	88,494
Future minimum payments due in three years	76,776	78,536
Future minimum payments due in four years	60,730	62,795
Future minimum payments due in five years	47,713	51,159
Thereafter	145,446	156,506
Future Minimum Lease Payments	$ 560,555	$ 536,835